Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events

22. SUBSEQUENT EVENTS

On May 10, 2012, the Company’s Board of Directors resolved to pay a cash dividend to shareholders of record on March 31, 2012 of ¥8 per common share (¥40 per 5 common shares), a total of ¥10,051 million.